NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	Communications - 2.7%
2,155	Cogent Communications Holdings, Inc.	$132,123
3,403	TKO Group Holdings Inc.(a)	520,012
		652,135
	Consumer Discretionary - 13.4%
1,916	Adtalem Global Education, Inc.(a)	192,826
2,226	Armstrong World Industries, Inc.	313,599
2,270	Brinker International, Inc.	338,343
416	Cavco Industries, Inc.(a)	216,166
5,470	Cinemark Holdings, Inc.	136,148
2,822	Etsy, Inc.(a)	133,142
1,287	GMS, Inc.(a)	94,170
1,471	Grand Canyon Education, Inc.(a)	254,513
326	Group 1 Automotive, Inc.	124,516
737	M/I Homes, Inc.(a)	84,151
857	Madison Square Garden Sports(a)	166,875
2,048	Shake Shack, Inc., Class A(a)	180,572
2,699	Skyline Champion Corporation(a)	255,757
2,438	Steven Madden Ltd.	64,948
2,195	Stride, Inc.(a)	277,668
3,496	Travel + Leisure Company	161,830
2,439	TRI Pointe Homes, Inc.(a)	77,853
1,296	Urban Outfitters, Inc.(a)	67,910
1,822	YETI Holdings, Inc.(a)	60,308
		3,201,295
	Consumer Staples - 2.0%
2,079	Cal-Maine Foods, Inc.	188,981
1,434	Ingredion, Inc.	193,891
914	Inter Parfums, Inc.	104,077
		486,949
	Energy - 5.2%
8,615	Antero Midstream Corporation	155,070
8,962	Archrock, Inc.	235,163
3,898	ChampionX Corp.	116,160
4,602	Liberty Oilfield Services, Inc., Class A	72,850

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Energy - 5.2% (Continued)
6,254	Magnolia Oil & Gas Corporation, Class A	$157,976
5,082	Northern Oil and Gas, Inc.	153,629
5,175	Oceaneering International, Inc.(a)	112,867
2,460	Tidewater, Inc.(a)	103,984
3,343	Valaris Limited(a)	131,246
		1,238,945
	Financials - 13.7%
1,199	Assured Guaranty Ltd.	105,632
2,769	Axos Financial, Inc.(a)	178,657
2,448	Bancorp, Inc. (The)(a)	129,352
10,410	BCG Group, Inc, Class A (a)	95,460
1,368	Cohen & Steers, Inc.	109,782
3,570	Commerce Bancshares, Inc.	222,161
2,293	Cullen/Frost Bankers, Inc.	287,083
1,337	Enova International, Inc.(a)	129,101
5,082	First BanCorporation	97,422
1,274	FirstCash Holdings, Inc.	153,288
1,242	Goosehead Insurance, Inc., Class A(a)	146,631
6,221	MGIC Investment Corp.	154,156
1,842	Moelis & Company, Class A	107,499
4,046	NMI Holdings, Inc., A(a)	145,858
1,351	Palomar Holdings, Inc.(a)	185,194
808	Piper Sandler Companies	200,109
1,212	PJT Partners, Inc., Class A	167,111
3,430	Radian Group, Inc.	113,430
2,566	ServisFirst Bancshares, Inc.	211,952
4,131	Virtu Financial, Inc., Class A	157,474
2,558	Voya Financial, Inc.	173,330
		3,270,682
	Health Care - 13.6%
12,096	ADMA Biologics, Inc.(a)	239,985
2,603	Bruker Corporation	108,649
4,775	Corcept Therapeutics, Inc.(a)	545,400
2,818	Glaukos Corporation(a)	277,348

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Health Care - 13.6% (Continued)
1,528	Inspire Medical Systems, Inc.(a)	$243,380
1,717	Integer Holdings Corporation(a)	202,623
2,270	Masimo Corporation(a)	378,181
2,980	Merit Medical Systems, Inc.(a)	315,016
5,297	Mural Oncology PLC(a)	174,907
3,330	RadNet, Inc.(a)	165,568
21,966	Roivant Sciences Ltd.(a)	221,637
6,823	TG Therapeutics, Inc.(a)	269,031
1,713	TransMedics Group, Inc.(a)	115,251
		3,256,976
	Industrials - 17.8%
941	Advanced Energy Industries, Inc.	89,687
1,432	AeroVironment, Inc.(a)	170,680
1,517	Alarm.com Holdings, Inc.(a)	84,421
6,492	Alaska Air Group, Inc.(a)	319,537
1,503	Badger Meter, Inc.	285,946
3,410	Cactus, Inc., Class A	156,280
858	CSW Industrials, Inc.	250,124
1,484	Dycom Industries, Inc.(a)	226,072
1,314	ESCO Technologies, Inc.	209,084
3,124	Federal Signal Corporation	229,770
4,706	Flowserve Corporation	229,841
1,227	Franklin Electric Company, Inc.	115,191
3,874	Frontdoor, Inc.(a)	148,839
2,233	Granite Construction, Inc.	168,368
1,185	Installed Building Products, Inc.	203,180
1,086	Matson, Inc.	139,193
1,470	Moog, Inc., Class A	254,825
1,122	Novanta, Inc.(a)	143,470
2,389	Parson’s Corporation Co.(a)	141,453
2,058	SkyWest, Inc.	179,807
2,369	SPX Technologies, Inc.(a)	305,080
7,290	Zurn Elkay Water Solutions Corporation	240,424
		4,291,272

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Materials - 6.9%
7,295	ATI, Inc.(a)	$379,559
1,661	Balchem Corporation	275,726
2,551	Carpenter Technology Corporation	462,191
3,193	Louisiana-Pacific Corporation	293,692
2,677	Warrior Met Coal, Inc. (a)	127,746
424	WD-40 Company	103,456
		1,642,370
	Real Estate - 8.0%
2,165	Agree Realty Corporation REIT	167,116
5,591	Apple Hospitality REIT, Inc. REIT	72,180
8,344	Brixmor Property Group, Inc. REIT	221,533
4,694	CareTrust REIT, Inc. REIT	134,155
8,962	Essential Properties Realty Trust, Inc. REIT	292,520
3,656	First Industrial Realty Trust, Inc. REIT	197,278
8,285	Macerich Company (The)	142,253
3,588	National Storage Affiliates Trust REIT	141,367
6,872	Outfront Media Inc. REIT	110,914
2,532	SL Green Realty Corporation REIT	146,096
3,791	Tanger Inc. REIT	128,098
2,500	Terreno Realty Corporation REIT	158,050
		1,911,560
	Technology - 14.7%
5,360	ACI Worldwide, Inc.(a)	293,246
981	Axcelis Technologies, Inc.(a)	48,726
7,328	Box, Inc., Class A(a)	226,142
4,434	Ciena Corp.(a)	267,947
1,658	Cirrus Logic, Inc.(a)	165,228
2,239	CommVault Systems, Inc.(a)	353,225
6,400	Dynatrace, Inc.(a)	301,760
1,245	Euronet Worldwide, Inc.(a)	133,028
8,232	ExlService Holdings, Inc.(a)	388,633
4,453	HealthEquity, Inc.(a)	393,511
1,297	InterDigital, Inc.	268,154
16,454	Marathon Digital Holdings, Inc.(a)	189,221

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Technology - 14.7% (Continued)
1,412	MKS Instruments, Inc.	$113,172
2,194	Progress Software Corporation	113,013
1,920	SPS Commerce, Inc.(a)	254,842
		3,509,848
	Utilities - 1.0%
967	American States Water Company	76,084
663	Chesapeake Utilities Corporation	85,149
1,237	Ormat Technologies, Inc.	87,542
		248,775

	TOTAL COMMON STOCKS (Cost $24,927,875)	23,710,807

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	Equity - 0.5%
446	iShares Russell 2000 Growth Index Fund	113,966

	TOTAL EXCHANGE-TRADED FUNDS (Cost $131,034)	113,966

	TOTAL INVESTMENTS - 99.5% (Cost $25,058,909)	$23,824,773
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	113,347
	NET ASSETS - 100.0%	$23,938,120

(a)	Non-income producing security.

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust